INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2022 (25% for 2021 and 2020)	₽ 11,131	$ 124.1	₽ 18,150	₽ (1,806)
Effect of:
Tax on inter-company dividends	4,964	55.3	2,171	(617)
Non-deductible share-based compensation	8,198	91.4	6,201	5,207
Other expenses not deductible for tax purposes	5,096	56.8	1,405	2,015
Accrual of unrecognized tax benefit	3,029	33.8	3,154	949
Effect of the disposal of intercompany investments				(1,462)
Non-taxable effect of the News and Zen deconsolidation			(9,817)
Effect of change in tax rate	12	0.1	5,186	(269)
Difference in foreign tax rates	(25,654)	(286.0)	(5,999)	(1,754)
Change in valuation allowance	11,498	128.2	2,104	5,145
Other	3,098	34.6	179	22
Income tax expense	₽ 21,372	$ 238.3	₽ 22,734	₽ 7,430
Netherlands.
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Income tax rate (as a percent)	25.80%	25.80%	25.80%	25.00%